Related parties transactions and balances - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Feb. 13, 2019	Aug. 15, 2017	May 30, 2017	Aug. 31, 2017	Apr. 03, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017	Aug. 01, 2017
Disclosure of transactions between related parties [line items]
Number of shares outstanding						70,409,317	87,133,506	16,250,002
Impairment of related party receivables					$ 0	$ 0	$ 0	$ 0
Series A warrants [member]
Disclosure of transactions between related parties [line items]
Warrants issued	5,000,000	65,000,000
Warrants Issued Exercise Price Per Share	$ 11.50	$ 11.50
Series A warrants [member] | RVCP [member]
Disclosure of transactions between related parties [line items]
Warrants issued				5,000,000
Warrants Issued Exercise Price Per Share				$ 11.5
Warrant exercise value				$ 50,000
Warrants issued unit price per unit				$ 10
Series B shares [member] | Independent directors and former independent director [member]
Disclosure of transactions between related parties [line items]
Number of ordinary shares issued			132,000
Series a publicly traded shares [member]
Disclosure of transactions between related parties [line items]
Number of shares outstanding						60,909,315	77,315,572
Series a publicly traded shares [member] | Independent directors and former independent director [member]
Disclosure of transactions between related parties [line items]
Number of shares outstanding						132,000
Series A shares [member] | Vistas sponsor [member]
Disclosure of transactions between related parties [line items]
Warrants issued									29,680,000
Series A shares [member] | RVCP [member]
Disclosure of transactions between related parties [line items]
Number of ordinary shares issued				5,000,000